Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2019
Depreciation and amortization
Schedule of depreciation and amortization

	March 31,
	2017	2018	2019
Depreciation	64,894	104,550	123,781
Amortization	210,693	321,050	457,965
Total	275,587	425,600	581,746